Assumptions Used in Accounting for Pension Plans (Detail) (Pension Plans, Defined Benefit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Weighted average assumptions used to determine benefit obligations:
Measurement date	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.95%	1.90%	2.25%
Rate of compensation increase	1.50%	1.50%	1.50%
Weighted average assumptions used to determine net (income) cost:
Measurement date	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.95%	1.90%	2.25%
Expected return on plan assets	1.95%	1.90%	2.50%
Rate of compensation increase	1.50%	1.50%	1.50%